Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2019
Administrative Facilities [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives in years	Between 35 and 48
Main Production Structures [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives in years	Between 30 and 49
Minor production structures [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives in years	Between 20 and 35
Mills and horizontal furnaces [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives in years	Between 42 and 49
Vertical furnaces, crushers and grinders [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives in years	Between 23 and 36
Electricity facilities and other minors [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives in years	Between 12 and 35
Furniture and Fixtures [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives in years	10
Heavy Units [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives in years	Between 11 and 21
Light Units [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives in years	Between 8 and 11
Computer equipment [member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives in years	4
Tools [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives in years	Between 5 and 10